UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-23306

Collaborative Investment Series Trust

(Exact Name of Registrant as Specified in Charter)

500 Damonte Ranch, Parkway

Building 700, Unit 700

Reno, Nevada 89521

 (Address of Principal Executive Offices)

Northwest Registered Agent Service, Inc.

8 The Green, Suite B

Dover, Delaware 19901

(Name and address of agent for service)

With copy to :

JoAnn M. Strasser, Thompson Hine LLP

41 S. High Street, Suite 1700

Columbus, Ohio 43215

Registrant's telephone number, including area code: (203) 622-6000

Date of fiscal year end: September 30

Date of reporting period: September 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

GREENWICH IVY

LONG-SHORT FUND

Institutional Class Ticker: GIVYX

ANNUAL REPORT

SEPTEMBER 30, 2022

COLLABORATIVE INVESTMENT SERIES TRUST

1-800-869-1679

www.greenwichivyfunds.com

COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

SHAREHOLDER LETTER

SEPTEMBER 30, 2022 (UNAUDITED)

Greenwich Ivy Long-Short Fund (GIVYX)
Fiscal Year Ended 09/30/2022

Dear Shareholders,

The Greenwich Ivy Long-Short Fund (the “Fund” or “GIVYX”) was down 6.95% net-of-fees during the fiscal year ended September 2022. By comparison, total return for the S&P 500 ETF (NYSE: SPY) was negative 15.50% (GIVYX outperformed by 855 bps) and total return for the United States 20+ Year Treasury Bond ETF (NASDAQ: TLT) was negative 27.69% (GIVYX outperformed by 2,074 bps).

At the Greenwich Ivy Long-Short Fund, our goals are two-fold:

1.

Mitigate downside risks to our shareholders’ capital.

2.

Generate strong absolute returns for our shareholders over time.

***

Performance data quoted represents past performance. Past performance does not guarantee future results. Loss of principal is possible. Investment returns and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. For up-to-date performance information please contact the fund’s Transfer Agent at 1-800-869-1679.

GIVYX’s Total Annual Fund Operating Expenses before waivers is 3.55%.  However, the Advisor has contractually agreed to reduce its fees and to reimburse expenses, at least through January 31, 2023, to ensure that Total Annual Fund Operating Expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired (underlying) fund fees and expenses, or extraordinary expenses such as litigation) will not exceed 1.85%.

***

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SHAREHOLDER LETTER (CONTINUED)

SEPTEMBER 30, 2022 (UNAUDITED)

OUTPERFORMANCE VERSUS EQUITY AND BOND INDICES

During the fiscal year ended 2022, we believe that we have largely succeeded in achieving the first of the above two objectives. The drawdown in the Fund has been modest, certainly in comparison to the broader equity indices. In fact, various bond indices are down even more sharply than the equity indices, as the table above shows. For instance, long-duration US Treasuries (as represented by the TLT ETF) are down over 27%, and even short-duration US Treasuries (as represented by the IEI ETF) are down over 11%.

Therefore the “60/40” portfolio of stocks and bonds, which has thus far been considered gospel in modern financial theory, has utterly failed in the 2022 fiscal year. In this time period, the short positions in GIVYX have achieved what bonds have failed to do, which is to provide stability to the portfolio. In fact, GIVYX’s hedge book has generated positive absolute returns for the Fund. As such, having an active and extensive hedge book has been a welcome port-in-the-storm, and has put the Fund in a position of strength as we navigate what lies ahead in the months to come.

Now, having addressed our first objective of downside mitigation, we would like to turn your attention to our second objective, which is to achieve strong absolute returns for our shareholders over time. We are pleased to report that on a since-inception basis (12/04/2019 – 09/30/2022), the Fund has delivered a total annualized return of 9.6%. By comparison, the SPY ETF has shown a total annualized return of 6.8%, and the ACWI ETF has shown a total annualized return of only 2.3%. The total annualized returns for the IEI and TLT US Treasury ETFs have been negative.

THE PATH TO THE PRESENT

The entire time period from GIVYX’s inception (12/04/2019) to the end of the 2022 fiscal year (09/30/2022) has been unusual, and in fact unprecedented in so many ways.

Right at the beginning of the 2020, COVID delivered a body blow to the equity markets, and forced investors to confront a fact pattern that one would have to go back to the Spanish Flu of 1918 to find an analogue for. However, swift intervention by Central Banks across the world pre-empted what might have been a deep and lengthy economic downturn. Monetary and fiscal authorities flooded the global financial system with fiat money, which kept the gears of commerce turning during the COVID lockdowns.

Then in 2021, all the fiat money printing led to, in fact, the opposite of what would have happened without the monetary and fiscal stimulus. Instead of having a major recession and slump in the equity markets, we ended up with an equity market bubble. There was too much money in the system looking for a home, and retail and institutional traders alike stoked a frenzy of speculative call buying that pushed up equity prices and valuations to levels entirely detached from reality. We firmly believed then that the markets were in a bubble, and we warned as such to anyone who was willing to listen at that time and adjusted our portfolio accordingly.

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SHAREHOLDER LETTER (CONTINUED)

SEPTEMBER 30, 2022 (UNAUDITED)

Which brings us finally to 2022. We are now seeing an unwind of the monetary and fiscal excesses of 2020 and 2021. We wrote the following in our shareholder letter for the previous fiscal year of September 2021:

“[…] The discount rate currently reflected in the market is not in sync with the natural equilibrium interest rate of the economy, but is rather the result of Federal Reserve intervention. If the Federal Reserve were to remove its heavy hand from the yield curve, and were normal supply-demand forces for the monetary base allowed to operate, the natural discount rate would be higher – in which case most assets today are overpriced.”

We believe that the process of allowing the prices of assets to be set by the natural laws of supply and demand, rather than by Central Bank diktat, has now begun. The question now facing equity investors is simply the following: How long will this process of normalization, of a return to the mean in terms of money supply and fiscal stimulus, take? Will the equity markets reset back to baseline in a hurry, akin to ripping the band-aid off? Or will the process be protracted, with much under-correcting and over-correcting on both sides of the mean, before the world finally finds its new equilibrium? We believe the answer is the latter.

WHAT LIES AHEAD

At Greenwich Ivy, we believe that there are already instances of over-correcting that have occurred in the global financial markets. For instance, many equities, particularly outside the United States, are discounting a recessionary scenario and a step-change increase in the cost of debt funding. Also, specific segments of the US bond market are pricing in a yield that is higher than the expected long-term equilibrium rate of interest.

Conversely, several segments of the equity market are still under-correcting and remain overpriced. For instance, several segments of the US market are still trading at peak price-to-earnings multiples, and are not at all reflecting an increase in the cost of capital nor the risk of an economic downturn.

When all is said and done, we believe that this transition from negative real rates to positive real rates will take the better part of a decade. There will be many swings in the market along the way between the extremes of greed and fear. Volatility will be further exacerbated by wildcard geopolitical events, such as a potential nuclear outcome in Ukraine or a potential invasion of Taiwan by China.

In such an environment, we expect that the systematic beta returns of the equity market will be low. Therefore, we believe that it will be imperative to have a nimble and opportunistic long-short fund as part of every investor’s capital allocation framework, because a long-short fund such as GIVYX can potentially harvest absolute returns even in a weak equity environment.

To wrap up, we thank you for your continued trust in the Greenwich Ivy Long-Short Fund.

We are working assiduously to continue to deliver strong absolute investment returns for you in the future, as we have thus far. The path will not always be linear, and the markets will have many surprises in store in the months and years ahead, with much volatility to be expected –

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SHAREHOLDER LETTER (CONTINUED)

SEPTEMBER 30, 2022 (UNAUDITED)

but that is precisely the environment that we aim to thrive in, and where discipline, diligence, and judgement can make all the difference.

If you have any questions, please reach out to us at Info@GreenwichIvy.com, call us at (646) 360-0204, or visit us at GreenwichIvyFunds.com. We look forward to hearing from you.

Sincerely,

Chetan Jindal
Chief Investment Officer,
Greenwich Ivy Capital LLC

Mutual fund investing involves risk. Such risks associated with GIVYX, as well as applicable investment objectives, charges, and expenses, must be considered carefully before investing. This and other important information about GIVYX are found in the Prospectus, a copy of which, as well as current performance information, may be obtained by contacting Mutual Shareholder Services toll free at 1-800-869-1679. We encourage you to read the Prospectus carefully before investing.

Arbor Court Capital, LLC serves as the Distributor for the Fund and is a member of FINRA and SIPC.

Greenwich Ivy Capital LLC serves as the Adviser to the Fund. Greenwich Ivy Capital LLC is an SEC-registered investment adviser founded in 2018 (FINRA CRD: 300199, SEC: 801-114699). More information about Greenwich Ivy Capital, including links to its Form ADV, can be found at https://greenwichivy.com/

GREENWICH IVY CAPITAL LLC
50 Sound View Drive, Suite 1S, Greenwich, CT 06830
(646) 360-0204
Info@GreenwichIvy.com
GreenwichIvyFunds.com

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PERFORMANCE ILLUSTRATION

SEPTEMBER 30, 2022 (UNAUDITED)

TOTAL RETURNS FOR THE PERIODS ENDED SEPTEMBER 30, 2022

FUND/INDEX	One Year	SINCE INCEPTION*
Greenwich Ivy Long-Short Fund – Institutional Class	-6.95%	9.60%
S&P 500 Total Return Index	-15.50%	6.84%

* Inception date is December 4, 2019 for Greenwich Ivy Long-Short Fund - Institutional Class.

Cumulative Performance Comparison of $10,000 Investment Since Inception

The S&P 500 Index is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Investors cannot invest directly in an index.

The Fund's total annual operating expenses per this Annual Report before fee waivers are 3.55% for Institutional Class. After fee waivers, the Fund's total annual operating expenses are 2.67% for Institutional Class.

This chart assumes an initial investment of $10,000 made on the closing of December 4, 2019 (commencement of investment operations). Total return is based on the net change in Net Asset Value (“NAV”) and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

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PORTFOLIO ILLUSTRATION

SEPTEMBER 30, 2022 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Healthcare 2.62%
Industrials 1.70%
Financial Services 9.29%
Money Market Fund 11.85%
Real Estate Investment Trusts 2.89%
Technology 7.92%
Utilities 0.93%
Basic Materials 0.99%
Communication Services 7.20%
Exchange Traded Funds 45.57%
Consumer Cyclical 5.21%
Consumer Defensive 1.90%
Energy 1.93%

Sectors are categorized using Morningstar® classifications, and do not correspond to the classifications used in the Schedule of Investments which are derived from SIC industries.

Excludes securities sold short.

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SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2022

Shares		Value

COMMON STOCKS - 37.06%

Air Courier Services - 0.23%
321	FedEx Corp. (a)	$ 47,659

Aircraft - 0.24%
410	Boeing Co. (a) *	49,643

Apparel Retail - 0.13%
24,486	Global Fashion Group SA (Luxembourg) *	27,026

Asset Management - 0.49%
66,390	Abrdn, PLC (United Kingdom)	102,943

Auto Manufacturers - 0.46%
73,245	Aston Martin Lagonda Global Holdings PLC (United Kingdom) *	97,569

Biological Products (No Diagnostic Substances) - 0.12%
1,228	BioAtia, Inc. *	9,456
4,893	Invivyd, Inc. *	15,315
		24,771
Cable & Other Pay Television Services - 1.39%
5,966	Comcast Corp. Class A	174,983
5,954	Liberty Global PLC Series A (United Kingdom) (a) *	92,823
2,260	Warner Bros. Discovery, Inc., Series A *	25,990
		293,796
Cigarettes - 0.66%
3,423	Altria Group, Inc. (a)	138,221

Computer Storage Devices - 0.70%
1,448	NetApp, Inc.	89,559
1,779	Western Digital Corp. *	57,906
		147,465
Construction - Special Trade Contractors - 0.47%
23,944	Matrix Service Co. *	99,128

Construction, Mining & Materials Handling Machinery & Equipment - 0.33%
3,594	ChampionX Corp.	70,334

Deep Sea Foreign Transportation of Freight - 0.81%
12,219	Atlas Corp.	169,844

Entertainment Facilities - 0.20%
20,004	Thunderbird Entertainment Group, Inc. (Canada) *	41,951

Financial Services - 1.26%
80,220	ECN Capital Corp. (Canada)	265,111

The accompanying notes are an integral part of these financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2022

Shares		Value

Fire, Marine & Casualty Insurance - 0.52%
1,773	Hartford Financial Services Group, Inc.	$ 109,820

Footwear and Accessories - 1.46%
681	Adidas AG (Germany)	79,357
3,866	Henkel AG & Co KGaA (Germany)	229,345
		308,702
Furnishings, Fixtures & Appliances - 0.33%
14,255	Victoria PLC (United Kingdom) *	70,394

Gambling - 0.13%
1,949	Pollard Banknote, Ltd. (Canada)	26,708

Hotels & Motels - 0.97%
5,168	Accor SA (France) *	109,472
2,786	Travel & Leisure Co. (a)	95,058
		204,530
Insurance - Reinsurance - 0.88%
47,654	Conduit Holdings, Ltd. (Bermuda)	184,861

Internet Retail - 0.24%
1,376	Delivery Hero SE (Germany) *	51,173

Investment Advice - 2.65%
4,869	Apollo Global Management, Inc. Class A (a)	226,408
6,235	Carlyle Group, Inc. (a)	161,112
17,903	CI Financial Corp.	171,412
		558,932
Motor Vehicles & Passenger Car Bodies - 0.44%
7,800	Stellantis N.V. (Netherlands) (a)	92,352

National Commercial Banks - 1.00%
2,010	JPMorgan Chase & Co. (a)	210,045

Oil & Gas - 0.36%
3,793	Parex Resources, Inc. (Canada)	55,324
3,296	Whitecap Resources, Inc. (Canada)	20,832
		76,156
Oil & Gas Field Services - 0.57%
8,879	Core Laboratories N.V (Netherlands)	119,689

Operative Builders - 0.25%
1,895	M.D.C. Holdings, Inc. (a)	51,961

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.97%
8,836	Smith & Nephew PLC	205,172

Pipe Lines (No Natural Gas) - 0.51%
2,883	Enbridge, Inc. (Canada)	106,786

The accompanying notes are an integral part of these financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2022

Shares		Value

Railroads, Line-Haul Operating - 0.63%
1,218	Canadian National Railway Co. (Canada)	$ 131,811

Real Estate Agents & Managers (For Others) - 0.65%
43,952	Opendoor Technologies, Inc. *	136,691

Retail - Discretionary - 0.06%
2,053	Asos PLC *	13,022

Retail - Eating & Drinking Places - 0.47%
1,439	Brinker International, Inc. (a) *	35,946
49,348	Mitchells & Butlers PLC (United Kingdom) *	63,316
		99,262
Retail - Family Clothing Stores - 0.47%
10,090	American Eagle Outfitters, Inc. (a)	98,176

Semiconductors & Related Devices - 1.00%
4,254	Intel Corp. (a)	109,626
2,032	Micron Technology, Inc.	101,803
		211,429
Services - Amusement & Recreation Services - 0.46%
2,209	Madison Square Garden Entertainment Corp. Class A *	97,395

Services - Business Services - 0.71%
1,170	Fidelity National Information Services, Inc. (a)	88,417
2,275	Uber Technologies, Inc. (a) *	60,287
		148,704
Services - Commercial Physical & Biological Research - 1.31%
1,407	Charles River Laboratories International, Inc. (a) *	276,898

Services - Computer Integrated Systems Design - 0.50%
30,432	ASA International Group PLC (United Kingdom) *	29,683
9,275	Kyndryl Holdings, Inc. (a) *	76,704
		106,387
Services - Computer Processing & Data Preparation - 0.62%
21,370	E2open Parent Holdings, Inc. (a) *	129,716

Services - Computer Programming, Data Processing, Etc. - 3.47%
26,156	Magnite, Inc. (a) *	171,845
1,722	Meta Platforms, Inc. Class A (a) *	233,641
8,290	Pinterest, Inc. Class A (a) *	193,157
2,271	TripAdvisor, Inc. Class A *	50,144
1,877	Twitter, Inc. (a) *	82,288
		731,075
Services - Miscellaneous Business Services - 0.64%
2,397	Sea, Ltd. ADR (a) *	134,352

The accompanying notes are an integral part of these financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2022

Shares		Value

Services - Prepackaged Software - 3.87%
3,603	BigCommerce Holdings, Inc. Series 1 *	$ 53,324
480	HubSpot, Inc. *	129,658
1,968	Microsoft Corp. (a)	458,347
463	ServiceNow, Inc. *	174,833
		816,162
Specialty Chemicals - 0.91%
6,505	LANXESS AG (Germany)	191,738

Sporting & Athletic Goods - 0.21%
5,146	American Outdoor Brands, Inc. (a) *	45,130

State Commercial Banks - 0.77%
4,233	Bank of New York Mellon Corp. (a)	163,055

Telephone Communications (No Radiotelephone) - 0.68%
9,344	AT&T, Inc. (a)	143,337

Utilities - Diversified - 0.42%
21,406	Enel SpA (Italy)	88,631

Utilities - Renewable - 0.44%
6,804	Fortum Oyj (Finland)	91,839

TOTAL COMMON STOCKS (Cost $10,320,975) - 37.06%		7,807,552

EXCHANGE TRADED FUNDS - 41.81%
13,516	ARK Innovation ETF	509,959
1,728	Energy Select Sector SPDR ETF	124,451
3,541	Health Care Select Sector SPDR ETF	428,850
4,104	Invesco QQQ Trust	1,096,835
11,375	iShares 0-3 Month Treasury Bond ETF (a)	1,140,571
14,588	iShares 1-3 Year Treasury Bond ETF (a)	1,184,691
14,140	iShares 20+ Year Treasury Bond ETF	1,448,643
2,238	iShares MSCI EAFE ETF	125,350
30,344	iShares MSCI Germany ETF	598,991
5,426	iShares MSCI Hong Kong ETF	98,970
1,784	iShares S&P Small-Cap 600 Value ETF	147,091
7,891	PIMCO 25+ Year Zero Coupon US Treasury Index ETF	734,889
2,012	SPDR S&P 500 ETF Trust	718,646
2,300	US Global Jets ETF	34,523
8,981	Vanguard FTSE Europe ETF	414,473
TOTAL EXCHANGE TRADED FUNDS (Cost $9,286,047) - 41.81%		8,806,933

The accompanying notes are an integral part of these financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2022

Shares		Value

REAL ESTATE INVESTMENT TRUSTS - 2.00%
2,213	Blackstone Mortgage Investment Trust, Inc. Class A	$ 51,651
7,049	KKR Real Estate Finance Trust, Inc.	114,546
7,566	Store Capital Corp. (a)	237,043
2,149	Whitestone REIT Class B (a)	18,181
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $493,418) - 2.00%		421,421

MONEY MARKET FUND - 10.87%
2,289,261	First American Treasury Obligations Fund Class X 0.23% **	2,289,261
TOTAL MONEY MARKET FUND (Cost $2,289,261) - 10.87%		2,289,261

INVESTMENTS IN SECURITIES, AT VALUE (Cost $22,389,701) - 91.74%		19,325,167

OTHER ASSETS LESS LIABILITIES - 8.26%		1,740,952

NET ASSETS - 100.00%		$21,066,119

(a) All or a portion of this security is held as collateral for securities sold short. Total fair value of collateral for securities sold short is $5,417,169.

* Non-income producing security during the period.

**Variable rate security; the rate shown represents the yield at September 30, 2022.

*** Classifications in this Schedule of Investments are derived from Standard Industrial Classification ("SIC") Codes.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

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SCHEDULE OF SECURITIES SOLD SHORT

SEPTEMBER 30, 2022

Shares		Value

COMMON STOCKS * - (30.40)%

Agricultural Production-Crops - (0.49)%
(1,810)	Corteva, Inc.	$ (103,441)

Apparel, Footwear & Accessories Design - (0.96)%
(169)	Hermes International S.C.A. ADR	(201,607)

Bottled & Canned Soft Drinks Carbonated Waters - (1.76)%
(1,991)	Celsius Holdings, Inc. *	(180,544)
(2,187)	Monster Beverage Corp. *	(190,182)
		(370,726)
Canned, Frozen & Preserved Fruit, Vegetables & Food Specialties - (2.19)%
(4,112)	Lamb Weston Holdings, Inc.	(318,187)
(949)	Lancaster Colony Corp.	(142,616)
		(460,803)
Communications Equipment - (0.95)%
(4,534)	Iridium Communications, Inc. *	(201,174)

Construction - Special Trade Contractors - (0.45)%
(1,425)	Ameresco, Inc. Class A *	(94,734)

Deep Sea Foreign Transportation of Freight - (0.36)%
(1,784)	Scorpio Tankers, Inc. (Monaco)	(74,999)

Electronic Computers - (1.42)%
(2,172)	Apple, Inc.	(300,170)

Fire, Marine & Casualty Insurance - (0.78)%
(1,412)	Progressive Corp.	(164,089)

Glass Containers - (0.25)%
(4,123)	O-I Glass, Inc. *	(53,393)

Grain Mill Products - (3.36)%
(3,224)	General Mills, Inc.	(246,991)
(2,491)	Kellogg Co.	(173,523)
(3,516)	Post Holdings, Inc. *	(287,996)
		(708,510)
Industrial Instruments for Measurement, Display, and Control - (0.86)%
(698)	Danaher Corp.	(180,286)

Investment Advice - (0.02)%
(123)	Value Line, Inc.	(5,400)

National Commercial Banks - (0.48)%
(1,122)	BancFirst Corp.	(100,385)

Real Estate Operators (No Developers) & Lessors - (0.44)%
(2,741)	Invitation Homes, Inc.	(92,564)

The accompanying notes are an integral part of these financial statements.

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SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)

SEPTEMBER 30, 2022

Shares		Value

Retail - Auto & Home Supply Stores - (2.19)%
(110)	AutoZone, Inc. *	$ (235,612)
(321)	O'Reilly Automotive, Inc. *	(225,775)
		(461,387)
Retail - Auto Dealers & Gasoline Stations - (0.78)%
(1,671)	Penske Automotive Group, Inc.	(164,477)

Retail - Grocery Stores - (0.83)%
(5,260)	Grocery Outlet Holding Corp. *	(175,105)

Retail - Variety Stores - (1.66)%
(380)	Costco Wholesale Corp.	(179,463)
(714)	Dollar General Corp.	(171,260)
		(350,723)
Security & Commodity Brokers, Dealers, Exchanges & Services - (0.80)%
(777)	LPL Financial Holdings, Inc.	(169,759)

Services - Computer Programming, Data Processing, Etc. - (0.76)%
(399)	Factset Research Systems, Inc.	(159,644)

Services - Computer Programming Services - (0.85)%
(752)	Aspen Technology, Inc. *	(179,126)

Services - Computer Integrated Systems Design - (0.93)%
(4,978)	Parsons Corp. *	(195,138)

Services - Detective, Guard & Armored Car Services - (0.74)%
(20,739)	ADT, Inc.	(155,335)

Services - Home Health Care Services - (0.63)%
(4,256)	Option Care Health, Inc. *	(133,936)

Services - Management Services - (0.84)%
(4,910)	Evolent Health, Inc. *	(176,416)

Services - To dwellings & Other Buildings - (0.80)%
(4,862)	Rollins, Inc.	(168,614)

Sugar & Confectionery Products - (1.22)%
(1,162)	Hershey Co.	(256,186)

Television Broadcasting Stations - (1.20)%
(1,522)	Liberty Media Corp. - Liberty Formula One Class A *	(79,935)
(1,038)	Nexstar Media Group, Inc.	(173,190)
		(253,125)
Wholesale - Drugs, Proprietaries & Druggists' Sundries - (0.54)%
(333)	McKesson Corp.	(113,177)

The accompanying notes are an integral part of these financial statements.

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COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)

SEPTEMBER 30, 2022

Shares		Value

Wholesale - Durable Goods - (0.86)%
(370)	W.W. Grainger, Inc.	$ (181,000)

TOTAL COMMON STOCKS SOLD SHORT (Proceeds $6,601,442) - (30.40)%		(6,405,429)

EXCHANGE TRADED FUNDS - (13.19)%
(6,199)	Consumer Staples Select Sector SPDR ETF	(413,659)
(22,366)	iShares MSCI India ETF	(912,085)
(22,170)	Utilities Select Sector SPDR ETF	(1,452,357)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $3,123,467) - (13.19)%		(2,778,101)

REAL ESTATE INVESTMENT TRUSTS - (0.46)%
(2,937)	American Homes 4 Rent Class A	(96,363)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $109,606) - (0.46)%		(96,363)

TOTAL SECURITIES SOLD SHORT (Proceeds $9,834,515) - (44.05)%		$ (9,279,893)

* Represents non-income producing security.

The accompanying notes are an integral part of these financial statements.

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GREENWICH IVY LONG-SHORT FUND

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2022

Assets:
Investments in Securities at Value (Cost $22,389,701)	$19,325,167
Cash	1,000
Foreign Currency at Value (Cost $602,205)	766,039
Deposit with Broker for Securities Sold Short	9,635,681
Receivables:
Fund Shares Purchased	32,980
Dividends and Interest	26,046
Portfolio Securities Sold	702,930
Prepaid Expenses	12,756
Total Assets	30,502,599
Liabilities:
Securities Sold Short, at Value (Proceeds $9,834,515)	9,279,893
Payables:
Portfolio Securities Purchased	75,839
Dividend Expense	2,362
Due to Adviser	35,620
Fund Shares Redeemed	7,064
Administrative Fees	5,365
Chief Compliance Officer Fees	738
Treasurer Fees	453
Trustee Fees	840
Transfer Agent and Accounting Fees	2,750
Accrued Expenses	25,556
Total Liabilities	9,436,480

Net Assets	$21,066,119

Net Assets Consist of:
Paid In Capital	$22,018,941
Distributable Earnings (Deficit)	(952,822)
Net Assets, for 2,302,247 Shares Outstanding	$21,066,119

Institutional Class Shares
Net Assets	$21,066,119
Shares of beneficial interest outstanding	2,302,247
Net asset value per share	$ 9.15

The accompanying notes are an integral part of these financial statements.

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GREENWICH IVY LONG-SHORT FUND

STATEMENT OF OPERATIONS

For the year ended September 30, 2022

Investment Income:
Dividends (net of foreign taxes of $41,695)	$ 425,403
Interest	62,101
Total Investment Income	487,504

Expenses:
Advisory Fees	278,257
Audit Fees	17,500
Custody Fees	30,262
Legal Fees	19,225
Transfer Agent and Accounting Fees	32,999
Chief Compliance Officer Fees	5,988
Administrative Fees	59,272
Shareholder Servicing Fees	19,829
Registration Fees	26,507
Trustee Fees	2,093
Insurance Fees	747
Treasurer Fees	1,053
Other Expenses	9,355
Dividend Expense	101,939
Interest Expense	51,099
Printing and Mailing Fees	2,425
Total Expenses	658,550
Less fees waived and expenses reimbursed by Advisor	(162,329)
Net Expenses	496,221

Net Investment Loss	(8,717)

Realized and Unrealized Gain (Loss) on Investments, Securities Sold Short and Foreign Currencies:
Realized Gain on Investments	1,266,478
Realized Gain on Securities Sold Short	1,900,118
Realized Loss on Foreign Currencies	(12,319)
Net Change in Unrealized Depreciation on Investments	(6,250,307)
Net Change in Unrealized Appreciation on Securities Sold Short	1,369,347
Net Change in Unrealized Appreciation on Foreign Currencies	153,062
Realized and Unrealized Loss on Investments, Securities Sold Short and Foreign Currencies	(1,573,621)

Net Decrease in Net Assets Resulting from Operations	$(1,582,338)

The accompanying notes are an integral part of these financial statements.

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COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	9/30/2022	9/30/2021
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (8,717)	$ (487,020)
Net Realized Gain on Investments, Securities Sold Short and Foreign Currency Transactions	3,154,277	6,880,312
Unrealized Depreciation on Investments, Securities Sold Short, and Foreign Currency Translation	(4,727,898)	(142,119)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,582,338)	6,251,173

Distributions to Shareholders:
Distributions	(5,272,761)	-
Total Dividends and Distributions Paid to Shareholders	(5,272,761)	-

Capital Share Transactions (see Note 6)
Institutional Class	8,820,410	(2,440,042)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	8,820,410	(2,440,042)

Total Increase in Net Assets	1,965,311	3,811,131

Net Assets:
Beginning of Year	19,100,808	15,289,677

End of Year	$21,066,119	$19,100,808

The accompanying notes are an integral part of these financial statements.

Annual Report | 17

COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year/period.

Year Ended		Period Ended (a)
	9/30/2022	9/30/2021	9/30/2020
Net Asset Value at Beginning of Year/Period	$ 13.92	$ 9.67	$ 10.00
Income (Loss) From Investment Operations:			
Net Investment Gain (Loss) *	0.00 ***	(0.32)	(0.15)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.71)	4.57	(0.18)
Total from Investment Operations	(0.71)	4.25	(0.33)
Distributions:			
Realized Gains	(4.06)	-	-
Total from Distributions	(4.06)	-	-
Net Asset Value at End of Year/Period	$ 9.15	$ 13.92	$ 9.67
Total Return **	(6.95)%	43.95%	(3.30)% (c)
Ratios/Supplemental Data:			
Net Assets at End of Year/Period (Thousands)	$ 21,066	$ 19,101	$ 15,290
Ratio of Expenses to Average Net Assets			
Before Reimbursement (d)(f)	3.55%	3.96%	4.32% (b)
After Reimbursement (d)(f)	2.67%	3.23%	3.30% (b)
Ratio of Net Investment Gain (Loss) to Average Net Assets			
After Reimbursement (d)(e)	(0.05)%	(2.34)%	(1.94)% (b)
Portfolio Turnover	808.79%	108.62%	121.41% (c)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** Amount less than $0.005 per share.

(a) For the period December 4, 2019 (commencement of investment operations) through September 30, 2020.

(b) Annualized.

(c) Not annualized.

(d) Includes dividends and interest expense on securities sold short of 0.82%, 1.38% and 1.45%, for the years ended September 30, 2022, September 30, 2021 and the period December 4, 2020 (commencement of investment operations) through September 30, 2020, respectively.

(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.  The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(f) Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Annual Report | 18

COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2022

1.  ORGANIZATION

The Greenwich Ivy Long-Short Fund (the “Fund”) is a non-diversified series of the Collaborative Investment Series Trust (the “Trust”). The Fund was formerly known as the Global Tactical Fund until a name change on May 24, 2021. The Trust is an open-end investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”), established under the laws of Delaware. The Trust is authorized to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund, along with additional series are authorized by the Board of Trustees (the “Board” or “Trustees”). The Fund commenced investment operations on December 4, 2019. The Board has authorized one class of shares: Institutional Class. See Note 4 to the financial statements for further information regarding the fees for the Institutional Class of shares offered by the Fund. The Fund’s investment adviser is Greenwich Ivy Capital LLC (the “Adviser”).

The Fund’s investment objective is long-term capital appreciation.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund’s significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

 As an investment company, as defined by the Financial Accounting Standards Board (“FASB”), the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

SECURITY VALUATIONS: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SECURITY TRANSACTION TIMING: Investment transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recognized on the ex-dividend date. Non-cash dividend income is recorded at fair market value of the securities received. Interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are accreted or amortized over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the appropriate country’s rules and tax rates.

FEDERAL INCOME TAXES: The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income.  The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on

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COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2022

undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years (2020-2021) or expected to be taken in the Fund’s 2022 tax returns. The Fund identifies its major tax jurisdiction as U.S. federal, however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended September 30, 2022, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund typically distributes substantially all of its net investment income and realized gains in the form of dividends and taxable capital gains to its shareholders. The Fund intends to distribute dividends and capital gains at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or NAV per share of the Fund. The permanent reclassifications were mainly due to the utilization of earnings and profits distributed to shareholders on redemption of shares.

Due to permanent book to tax differences, the following reclassifications were made:

Distributable Earnings	Paid In Capital
$(971,777)	$971,777

FOREIGN CURRENCY: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported

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COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2022

net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

FOREIGN TAXES:  The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

SHORT SALES: The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend or interest expense.

SHARE VALUATION: The Fund’s NAV is calculated once daily, at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open.  The net assets are determined by totaling the value of all portfolio securities, cash and other assets held by the Fund, and subtracting from that total all liabilities, including accrued expenses.  The total net assets are divided by the total number of shares outstanding to determine the NAV of each share.

EXPENSES:  Expenses incurred by the Trust that do not relate to a specific fund will be allocated to the individual funds, including the Fund, based on each fund’s relative net assets or another appropriate basis (as determined by the Trustees).

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GREENWICH IVY LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2022

3.  SECURITY VALUATIONS

Processes and Structure

The Board has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to oversight by the Board.

Fair Value Pricing Policy

If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Adviser (“Fair Value Pricing”), subject to review by the Board.  The Adviser must use reasonable diligence in determining whether market quotations are readily available. If, for example, the Adviser determines that one source of market value is unreliable, the Adviser must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available.  Fair Value Pricing is not permitted when market quotations are determined to be readily available.

Fixed income securities generally are valued using market quotations provided by a pricing service.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, when the Board has determined that it will represent fair value.

Fair Value Measurements

GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

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GREENWICH IVY LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2022

Equity securities (domestic and foreign common stocks, exchange traded funds, and real estate investment trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Prices denominated in foreign currencies are converted to US dollar equivalents at the current exchange rate. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market fund. Money market funds are valued using amortized cost, which approximates fair value. These securities will be categorized in Level 1 of the fair value hierarchy.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

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COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2022

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

The following table presents information about the Fund’s investments measured at fair value as of September 30, 2022, by major security type:

	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 7,807,552	$ -	$ -	$ 7,807,552
Exchange Traded Funds	8,806,933	-	-	8,806,933
Real Estate Investment Trusts	421,421	-	-	421,421
Money Market Fund	2,289,261	-	-	2,289,261
Total	$ 19,325,167	$ -	$ -	$ 19,325,167

	Financial Instruments—Liabilities
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 6,405,429	$ -	$ -	$ 6,405,429
Exchange Traded Funds	2,778,101	-	-	2,778,101
Real Estate Investment Trusts	96,363	-	-	96,363
Total	$ 9,279,893	$ -	$ -	$ 9,279,893

* Industry classifications of these categories are detailed on the Fund’s Schedule of Investments and Schedule of Securities Sold Short.

The Fund did not hold any Level 2 or Level 3 securities during the period presented.

4.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER: The Trust on behalf of the Fund entered into a management agreement with the Adviser. The Adviser is a Delaware limited liability company.

Pursuant to a management agreement, the Fund pays the Adviser, on a monthly basis, an annual advisory fee equivalent to 1.50% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through January 31, 2023 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired (underlying) fund fees and expenses or extraordinary expenses such as

Annual Report | 24

COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2022

litigation) will not exceed 1.85% of the average daily net assets attributable to the Institutional Class shares of the Fund. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits and the expense limits in place at the time of recoupment.  During the year ended September 30, 2022, the Adviser earned $278,257 in advisory fees and waived advisory fees of $162,329. As of September 30, 2022, the Fund owed the Adviser $35,620.

The Adviser has the ability to recoup previously waived fees or expenses in accordance with the Expense Limitation Agreement as follows:

Fiscal Year End	Expiration	Amount
September 30, 2020	September 30, 2023	$ 88,164
September 30, 2021	September 30, 2024	$151,300
September 30, 2022	September 30, 2025	$162,329

ADMINISTRATION AND COMPLIANCE SERVICES: The Trust, on behalf of the Funds, entered into an administration agreement with Collaborative Fund Services, LLC (“CFS”) to provide administration and compliance services to the Funds. As of August 26, 2022, for the services CFS provides under the administration agreement, CFS receives an annual fee of 0.30% of the Fund’s average daily net assets, subject to a minimum monthly fee of $1,000. Prior to August 26, 2022, CFS received an annual fee of 0.35% of the Fund’s average daily net assets. Greg Skidmore is the President of CFS, and is also an Interested Trustee. For the year ended September 30, 2022 CFS earned $59,272. At September 30, 2022 the Fund owed CFS $5,365.

COMPLIANCE SERVICES: Beacon Compliance Consulting provides compliance services to the Trust and receives a monthly fee paid by the Fund for these services.

TREASURER FEES: The Treasurer of the Trust receives a fee that is calculated monthly using the net assets at month-end and is paid by the Fund on a quarterly basis. During the period ended September 30, 2022, the Fund paid a total of $1,053 to the Treasurer.

5.  INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments and securities sold short, for the year ended September 30, 2022, were as follows:

Purchases	$ 123,518,954
Sales	$ 119,681,433

Covers of and proceeds from securities sold short aggregated $92,022,313 and $89,748,796, respectively.

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COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2022

6.  CAPITAL SHARE TRANSACTIONS

As of September 30, 2022, there were unlimited shares authorized at no par value for the Fund. Transactions in capital for the years ended September 30, 2022 and 2021 were as follows:

	Year Ended September 30, 2022		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Shares Sold	1,966,739	$ 19,790,398	1,304,164	$ 18,417,744
Shares Reinvested	537,189	5,253,709	-	-
Shares Redeemed	(1,574,147)	(16,223,697)	(1,513,014)	(20,857,786)
Net Increase (Decrease)	929,781	$ 8,820,410	(208,850)	$ (2,440,042)

7.  COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Fund may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

8.  TAX MATTERS

For federal income tax purposes, the net cost of investments and proceeds from securities sold short as of September 30, 2022 is $14,047,206. As of September 30, 2022, the gross unrealized appreciation on a tax basis totaled $1,357,064 and the gross unrealized depreciation totaled $(4,592,957) for a net unrealized depreciation of $(3,235,893).

The differences between book and tax cost are primarily attributable to wash sales.

As of September 30, 2022 the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$ 657,847
Undistributed capital gain	1,625,224
Net unrealized depreciation	(3,235,893)
Total	$ (952,822)

No distributions were paid for the year ended September 30, 2021.

The tax character of distributions paid during the year ended September 30, 2022 are as follows:

Ordinary Income

$1,906,192

Capital Gain

$3,366,569

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COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2022

9.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act.  As of September 30, 2022, Ameritrade, Inc. held in omnibus accounts for the benefit of others approximately 49.20% of the voting securities of the Fund and may be deemed to control the Fund. As of September 30, 2022, Charles Schwab & Co., Inc. held in omnibus accounts for the benefit of others approximately 48.99% of the voting securities of the Fund and may be deemed to control the Fund.

10. MARKET AND GEOPOLITICAL RISK

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

11. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the issuance of these financial statements and has noted no such events requiring disclosure or recognition.

Annual Report | 27

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING

To the Shareholders of Greenwich Ivy Long-Short Fund and

Board of Trustees of Collaborative Investment Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and securities sold short, of Greenwich Ivy Long-Short Fund (the “Fund”), a series of Collaborative Investment Series Trust, as of September 30, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the three periods in the period then ended  (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2022, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of September 30, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2019.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

November 29, 2022

Annual Report | 28

COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

EXPENSE ILLUSTRATION

SEPTEMBER 30, 2022 (UNAUDITED)

Expense Example

As a shareholder of the Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held during the entire period, April 1, 2022 through September 30, 2022, for the Institutional Class.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2022	September 30, 2022	April 1, 2022 to September 30, 2022

Actual	$1,000.00	$957.11	$14.42
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,010.33	$14.82

* Expenses are equal to the Fund's annualized expense ratio of 2.94%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report | 29

COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

TRUSTEES & OFFICERS

SEPTEMBER 30, 2022 (UNAUDITED)

The following tables provide information about Board and the senior officers of the Trust. Information about each Trustee is provided below and includes each person’s: name, address, age (as of the date of the Fund’s most recent fiscal year end), present position(s) held with the Trust, principal occupations for the past five years. Unless otherwise noted, the business address of each person listed below is c/o Collaborative Fund Services, LLC, Damonte Ranch Parkway Building 700, Unit 700, Reno, NV 89521. Unless otherwise noted, each officer is elected annually by the Board.

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act.

Name Address[2] and Year of Birth	Position(s) Held with the Fund	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Dean Drulias, Esq. Birth Year: 1947	Trustee	Indefinite/ November 2017 - present	Attorney (self-employed), since 2012	14	None
Shawn Orser Birth Year: 1975	Trustee	Indefinite/ November 2017 - present	CEO, Seaside Advisory (June, 2016-Present)	14	None
Fredrick Stoleru Birth Year: 1971	Trustee	Indefinite/ November 2017 - present	Chief Executive Officer and President of Atlas Resources LLC since February 2017, Vice President of the General Partner of Atlas Growth Partners, L.P. since 2013	14	None
Ronald Young Jr. Birth Year: 1974	Trustee	Indefinite/ March 2020 – present	President - Young Consulting, Inc. (Business Consultants) (2008-Present); President – Tri State LED, Inc. (2010-Present).	14	None

The Fund's SAI references additional information about the Trustees and is available free of charge, upon request, by calling toll free at 1-800-869-1679.

1The “Fund Complex” consists of the operational series of Collaborative Investment Series Trust.

2 The address for each Trustee listed is 500 Damonte Ranch Parkway Building 700, Unit 700, Reno, NV 89521.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act, and each officer of the Trust.

Annual Report | 30

COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

TRUSTEES & OFFICERS (CONTINUED)

SEPTEMBER 30, 2022 (UNAUDITED)

Name, Address[3] and Year of Birth	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex [2] Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Gregory Skidmore[1] Year of Birth: 1976	Trustee and President	since November 2017	President, Belpointe Asset Management, LLC since 2007.	14	N/A
Kyle R. Bubeck Year of Birth: 1955	Chief Compliance Officer	since November 2021	President and Founder of Beacon Compliance Consulting, Inc. (since 2010); CFO and CCO of Trendstar Advisors, LLC (2003 to 2009).	N/A	N/A
William McCormick Year of Birth: 1964	Treasurer	since November 2021	Senior Wealth Advisor – Belpointe Asset Management (since 2019); Wealth Advisor – Advisory Services Network (2016 to 2019)	N/A	N/A
Brad Rundbaken Year of Birth: 1970	Secretary	since November 2021	Manager – Collaborative Fund Services, LLC (since 2018); Wealth Advisor – Belpointe Asset Management (2015 to 2018)	N/A	N/A

1 Gregory Skidmore is considered an Interested Trustee as defined in the 1940 Act because of his ownership in Collaborative Fund Services, LLC.

2 The “Fund Complex” consists of the Collaborative Investment Series Trust.

3 The address for each Trustee and Officer listed is 500 Damonte Ranch Parkway Building 700, Unit 700, Reno, NV 89521.

Annual Report | 31

COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2022 (UNAUDITED)

PORTFOLIO HOLDINGS

The Trust files its complete schedules of investments for each fund, including the Fund, with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Form N-PORT filing must be made within 60 days of the end of the quarter. The Trust’s Form N-PORT with respect to the Fund is available on the SEC’s web site at http://www.sec.gov. You may also obtain copies by calling the Fund at 1-800-869-1679, free of charge.

PROXY VOTING

The Fund’s proxy voting policies, procedures and voting records relating to common stock securities in the Fund’s investment portfolio, for the most recent twelve month period ended June 30, are available without charge, upon request, by calling the Fund’s toll-free telephone number 1-800-869-1679.  The Fund will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery. Such proxy information is also available on the SEC’s website at http://www.sec.gov.

LIQUIDITY RISK MANAGEMENT PROGRAM

The Trust has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the year ended September 30, 2022, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

Annual Report | 32

PRIVACY NOTICE

COLLABORATIVE INVESTMENT SERIES TRUST

FACTS	WHAT DOES THE COLLABORATIVE INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●Social Security number and wire transfer instructions

●account transactions and transaction history

●investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Collaborative Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share
QUESTIONS?	Call 1-800-595-4866

Annual Report | 33

What we do:
How does the Collaborative Investment Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Collaborative Investment Series Trust collect my personal information?

We collect your personal information, for example, when you

●open an account or deposit money

●direct us to buy securities or direct us to sell your securities

●seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●affiliates from using your information to market to you.

●sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ●The Collaborative Investment Series Trust does not share with affiliates.
Non-affiliates

Companies not related by common ownership or control.  They can be financial and non-financial companies.

●The Collaborative Investment Series Trust does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ●The Collaborative Investment Series Trust doesn’t jointly market.

Annual Report | 34

Investment Adviser

Greenwich Ivy Capital LLC

Distributor

Arbor Court Capital, LLC

Transfer Agent and Fund Accountant

Mutual Shareholder Services, LLC

Custodian

U.S. Bank N.A.

Legal Counsel

Thompson Hine LLP

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

This report is provided for the general information of Greenwich Ivy Long-Short Fund shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Fund.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c)

A copy of the registrant’s Code of Ethics is filed herewith. Copies of the code of ethics would be made available free of charge, by writing or calling the Fund at 1-800-869-1679 or by mail to 8000 Town Centre Drive Suite 400 Broadview Heights, OH  44147.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Fred Stoleru is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Stoleru is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

FY 2022

$ 13,000

FY 2021

$ 12,000

(b) Audit-Related Fees

Registrant

FY 2022

$ 0

FY 2021

$ 0

Nature of the fees:

N/A

(c) Tax Fees

Registrant

FY 2022

$ 3,500

FY 2021

$ 3,000

Nature of the fees:

Tax filing and preparation.

(d) All Other Fees

Registrant

FY 2022

$ 0

FY 2021

$ 0

Nature of the fees:

(e)

(1) The Registrant's audit committee has reviewed the scope and plan of the independent public accountants' annual and interim examinations, approve the services (other than the annual audit) to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent accountants.

(f)  Not applicable

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Adviser

FY

2022

  N/A

  N/A

FY

2021

  N/A

  N/A

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

(i)

A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental 7 basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

(j)

 A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities.

A registrant must disclose: (1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant; (2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized; (3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant; (4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant; and (5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls.  There were no significant changes in Registrant’s internal controls of in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.  Not applicable.

Item 13.  Exhibits

(a)(1)  EX-99.CODE ETH.  Filed herewith.

(a)(2)  EX-99.CERT.  Filed herewith.

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)  EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Collaborative Investment Series Trust

By /s/ Gregory Skidmore

* Gregory Skidmore

   Trustee and President/Chief Executive Officer of the Trust

Date:  December 5, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gregory Skidmore

* Gregory Skidmore

   Trustee and President/Chief Executive Officer of the Trust

Date:  December 5, 2022

By /s/ Bill McCormick

* Bill McCormick

   Treasurer/Chief Financial/Principal Accounting Officer of the Trust

Date:  December 5, 2022